Interest Rate Derivatives - Cumulative Basis Adjustments for Fair Value Hedges (Parenthetical) (Details) - USD ($)		Jun. 30, 2020	Dec. 31, 2019		Jun. 30, 2019
Derivative [Line Items]
Amount of designated hedging item					$ 0
Interest Rate Derivatives [Member] | Loans Receivable [Member]
Derivative [Line Items]
Amortized cost of closed portfolio used in hedging relationship		$ 16,400,000	$ 19,300,000
Cumulative basis adjustment associated with hedging relationship	[1]	149,000	75,000	[2]
Amount of designated hedging item		$ 9,200,000	$ 9,200,000

[1]	These amounts include the amortized cost basis of the hedged portfolio used to designate the hedging relationship in which the hedged item is the remaining amortized cost of the last layer expected to be remaining at the end of the hedging contract term. At June 30, 2020 and December 31, 2019, the amortized cost of the basis of the closed portfolio used in the hedging relationship was $16.4 million and $19.3 million, the cumulative basis adjustment associated with the hedging relationship was $149,000 and $75,000, and the amount of the designated hedged item was $9.2 million and $9.2 million, respectively.
[2]	These amounts include the amortized cost basis of the closed portfolio used to designate the hedging relationship in which the hedged item is the remaining amortized cost of the last layer expected to be remaining at the end of the hedging relationship. At December 31, 2019, the amortized cost of the basis of the closed portfolio used in the hedging relationship was $19.3 million, the cumulative basis adjustment associated with the hedging relationship was $75,000, and the amount of the designated hedged item was $9.2 million.